Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
December 31, 2024
F45-NPRT3-0325
1.843410.118
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	12,720,123	122,876,389
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,276,960	9,411,197
Fidelity Series Emerging Markets Debt Fund (b)	13,161,238	103,973,778
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,617,640	30,930,819
Fidelity Series Floating Rate High Income Fund (b)	2,179,968	19,619,708
Fidelity Series High Income Fund (b)	12,902,169	111,087,678
Fidelity Series International Credit Fund (b)	723,694	5,970,477
Fidelity Series International Developed Markets Bond Index Fund (b)	21,499,631	186,616,793
Fidelity Series Long-Term Treasury Bond Index Fund (b)	137,039,695	727,680,779
Fidelity Series Real Estate Income Fund (b)	2,010,215	19,740,315
TOTAL BOND FUNDS (Cost $1,642,230,261)		1,337,907,933

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	31,700,015	396,884,185
Fidelity Series Blue Chip Growth Fund (b)	56,425,583	1,119,483,557
Fidelity Series Commodity Strategy Fund (b)	474,362	40,871,028
Fidelity Series Growth Company Fund (b)	84,969,767	2,036,725,322
Fidelity Series Intrinsic Opportunities Fund (b)	31,588,721	335,788,104
Fidelity Series Large Cap Stock Fund (b)	87,204,284	2,001,338,326
Fidelity Series Large Cap Value Index Fund (b)	37,116,195	605,365,141
Fidelity Series Opportunistic Insights Fund (b)	50,392,128	1,218,985,577
Fidelity Series Small Cap Core Fund (b)	5,470,653	66,796,668
Fidelity Series Small Cap Discovery Fund (b)	17,368,193	188,965,939
Fidelity Series Small Cap Opportunities Fund (b)	31,237,612	457,006,264
Fidelity Series Stock Selector Large Cap Value Fund (b)	98,591,009	1,350,696,828
Fidelity Series Value Discovery Fund (b)	79,943,695	1,239,127,272
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,841,247,886)		11,058,034,211

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	38,037,065	596,421,185
Fidelity Series Emerging Markets Fund (b)	56,587,391	491,178,551
Fidelity Series Emerging Markets Opportunities Fund (b)	109,209,029	2,000,709,418
Fidelity Series International Growth Fund (b)	87,167,431	1,519,328,322
Fidelity Series International Small Cap Fund (b)	17,208,073	278,770,788
Fidelity Series International Value Fund (b)	128,234,211	1,528,551,792
Fidelity Series Overseas Fund (b)	113,333,537	1,523,202,732
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,740,731,430)		7,938,162,788

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	100,000	99,835
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	4,280,000	4,280,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	18,680,000	18,633,746
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	23,810,000	23,731,664
US Treasury Bills 0% 1/9/2025 (d)	4.58	1,390,000	1,388,862
US Treasury Bills 0% 2/27/2025 (d)	4.45	1,950,000	1,937,197
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	390,000	388,399
US Treasury Bills 0% 3/13/2025 (d)	4.30 to 4.33	1,240,000	1,229,922
US Treasury Bills 0% 3/27/2025 (d)	4.28	4,970,000	4,921,413
TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,596,776)			56,611,038

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $13,480,024)	4.36	13,477,329	13,480,023

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $16,294,286,377)	20,404,195,993
NET OTHER ASSETS (LIABILITIES) - 0.1%	10,941,944
NET ASSETS - 100.0%	20,415,137,937

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,539	Mar 2025	174,484,125	(5,777,303)	(5,777,303)
ICE MSCI Emerging Markets Index Contracts (United States)	5,794	Mar 2025	311,079,860	(10,776,404)	(10,776,404)

TOTAL EQUITY CONTRACTS					(16,553,707)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,320	Mar 2025	361,050,000	(3,065,422)	(3,065,422)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4,072	Mar 2025	463,571,750	(14,712,402)	(14,712,402)

TOTAL INTEREST RATE CONTRACTS					(17,777,824)

TOTAL PURCHASED					(34,331,531)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,287	Mar 2025	381,965,513	12,400,430	12,400,430

TOTAL FUTURES CONTRACTS					(21,931,101)
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $56,055,041.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,774,223	426,018,885	432,312,728	1,039,556	(357)	-	13,480,023	13,477,329	0.0%
Total	19,774,223	426,018,885	432,312,728	1,039,556	(357)	-	13,480,023	13,477,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,596,736	140,831,764	27,060,145	2,465,699	113,670	(605,636)	122,876,389	12,720,123
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,984,628	683,556	976,623	335,426	(54,763)	(225,601)	9,411,197	1,276,960
Fidelity Series All-Sector Equity Fund	378,668,898	44,430,775	49,223,736	25,972,767	6,406,769	16,601,479	396,884,185	31,700,015
Fidelity Series Blue Chip Growth Fund	1,048,605,659	230,431,484	270,524,899	101,477,189	48,408,177	62,563,136	1,119,483,557	56,425,583
Fidelity Series Canada Fund	572,350,467	79,960,026	69,678,833	17,777,641	12,998,729	790,796	596,421,185	38,037,065
Fidelity Series Commodity Strategy Fund	135,365,086	45,624,728	132,975,655	5,010,522	(79,522,784)	72,379,653	40,871,028	474,362
Fidelity Series Emerging Markets Debt Fund	103,322,631	10,557,022	10,603,087	4,424,303	281,468	415,744	103,973,778	13,161,238
Fidelity Series Emerging Markets Debt Local Currency Fund	32,974,415	2,402,547	2,946,071	1,429,248	(22,159)	(1,477,913)	30,930,819	3,617,640
Fidelity Series Emerging Markets Fund	538,692,016	35,440,093	80,607,467	13,741,536	4,484,291	(6,830,382)	491,178,551	56,587,391
Fidelity Series Emerging Markets Opportunities Fund	2,173,738,716	155,877,786	397,708,575	40,949,276	11,589,210	57,212,281	2,000,709,418	109,209,029
Fidelity Series Floating Rate High Income Fund	19,616,335	2,052,621	1,939,480	1,357,406	3,002	(112,770)	19,619,708	2,179,968
Fidelity Series Government Money Market Fund	293,546	17,757,935	18,051,481	205,884	-	-	-	-
Fidelity Series Growth Company Fund	1,957,404,972	451,725,233	496,416,768	240,086,989	71,506,894	52,504,991	2,036,725,322	84,969,767
Fidelity Series High Income Fund	105,603,946	17,274,384	13,721,772	5,546,752	97,904	1,833,216	111,087,678	12,902,169
Fidelity Series International Credit Fund	5,887,652	285,818	272,707	285,818	7,546	62,168	5,970,477	723,694
Fidelity Series International Developed Markets Bond Index Fund	-	195,730,196	4,476,648	3,170,406	4,892	(4,641,647)	186,616,793	21,499,631
Fidelity Series International Growth Fund	1,626,652,343	197,106,083	205,323,465	62,871,589	35,421,593	(134,528,232)	1,519,328,322	87,167,431
Fidelity Series International Small Cap Fund	303,348,667	37,802,237	41,661,931	26,553,904	6,834,492	(27,552,677)	278,770,788	17,208,073
Fidelity Series International Value Fund	1,639,789,260	175,547,308	206,024,707	68,851,845	33,050,014	(113,810,083)	1,528,551,792	128,234,211
Fidelity Series Intrinsic Opportunities Fund	368,359,861	69,313,243	65,063,132	40,729,617	2,483,947	(39,305,815)	335,788,104	31,588,721
Fidelity Series Investment Grade Bond Fund	-	31,900,706	32,077,909	90,398	177,203	-	-	-
Fidelity Series Large Cap Stock Fund	1,844,818,738	310,328,698	247,514,937	154,116,153	53,643,041	40,062,786	2,001,338,326	87,204,284
Fidelity Series Large Cap Value Index Fund	579,004,702	109,061,892	95,989,104	17,693,315	13,540,942	(253,291)	605,365,141	37,116,195
Fidelity Series Long-Term Treasury Bond Index Fund	984,386,482	93,196,772	306,849,545	22,785,866	(103,621,694)	60,568,764	727,680,779	137,039,695
Fidelity Series Opportunistic Insights Fund	1,166,388,875	192,246,983	234,077,481	77,631,344	40,933,350	53,493,850	1,218,985,577	50,392,128
Fidelity Series Overseas Fund	1,630,959,820	139,498,784	179,179,228	33,889,101	31,132,814	(99,209,458)	1,523,202,732	113,333,537
Fidelity Series Real Estate Income Fund	19,650,596	1,741,550	1,958,442	1,046,336	41,061	265,550	19,740,315	2,010,215
Fidelity Series Short-Term Credit Fund	996,698	1	991,639	1,144	21,600	(26,660)	-	-
Fidelity Series Small Cap Core Fund	51,810,544	22,095,906	8,158,191	816,006	760,281	288,128	66,796,668	5,470,653
Fidelity Series Small Cap Discovery Fund	159,726,486	84,803,288	30,519,053	16,940,263	1,260,693	(26,305,475)	188,965,939	17,368,193
Fidelity Series Small Cap Opportunities Fund	540,572,134	117,344,924	183,974,238	47,035,303	21,719,803	(38,656,359)	457,006,264	31,237,612
Fidelity Series Stock Selector Large Cap Value Fund	1,291,766,477	315,224,754	233,011,503	125,239,636	27,929,989	(51,212,889)	1,350,696,828	98,591,009
Fidelity Series Value Discovery Fund	1,153,577,786	311,138,737	203,458,665	48,516,868	24,888,082	(47,018,668)	1,239,127,272	79,943,695
	20,453,915,172	3,639,417,834	3,853,017,117	1,209,045,550	266,520,057	(172,731,014)	20,334,104,932	1,369,390,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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